Organization, Business Operations and Going Concern	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Nature of Operations
1.
Organization and nature of operations

Rezolve Group Limited (“Rezolve” or "the Company") was incorporated in England and Wales on January 5, 2023 and changed its name on June 5, 2023 to Rezolve AI Limited.

Rezolve is a mobile commerce and engagement platform that enables retailers and brands to deliver rich and engaging mobile experiences to consumers. The mailing address of Rezolve’s registered office is 3rd Floor, 80 New Bond Street, London, United Kingdom, W1S 1SB.

1.
Organization and nature of operations

Rezolve Group Limited (“Rezolve” or “the Company”) was incorporated in England and Wales on January 5, 2023 and changed its name on June 5, 2023 to Rezolve AI Limited.

Rezolve is a mobile commerce and engagement platform that enables retailers and brands to deliver rich and engaging mobile experiences to consumers. The mailing address of Rezolve’s registered office is 3rd Floor, 80 New Bond Street, London, United Kingdom, W1S 1SB.

Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Organization and Nature of Operations

Note–1 - Organization, Business Operations and Going Concern

Armada Acquisition Corp. I (the “Company”) is a blank check company incorporated as a Delaware corporation on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). As more fully described in this Note 1, on December 17, 2021 the Company entered into a business combination agreement with a target business which was amended and restated on June 16, 2023, and further amended on August 4, 2023. The Company concentrated its efforts in identifying businesses in the financial services industry with particular emphasis on businesses that are providing or changing technology for traditional financial services.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through December 31, 2023, relates to the Company’s formation and the initial public offering (the “IPO”) described below, and since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Armada Sponsor LLC (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on August 12, 2021 (the “Effective Date”). On August 17, 2021, the Company commenced the IPO of 15,000,000 units at $10.00 per unit (the “Units”).

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 459,500 shares of common stock (“Private Shares”) at a price of $10.00 per share for an aggregate purchase price of $4,595,000.

Transaction costs amounted to $3,537,515, consisting of $1,500,000 of underwriting commissions, and $2,037,515 of other offering costs.

Following the closing of the IPO, a total of $150,000,000 ($10.00 per Unit) was held in the Trust Account (“Trust Account”). The funds held in the Trust Account are required to be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on August 10, 2023 we instructed the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of a Business Combination or our liquidation. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay tax obligations and up to $100,000 to pay dissolution expenses, the proceeds from the IPO and the sale of the Private Shares will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s redemption of 100% of the outstanding public shares if it has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

In connection with any proposed Business Combination, the Company will either (1) seek stockholders approval of the initial Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide its stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and less up to $100,000 of interest to pay dissolution expenses), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholders approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination (unless the proposal amending the Company charter to remove the net tangible assets requirement in connection with the Business Combination is approved and implemented at the special meeting approving the Business Combination) and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company had until February 17, 2023 (or 18 months following the IPO) to consummate a Business Combination (the “Combination Period”). As further described in Note 1, on February 2, 2023, the stockholders approved an amendment to our certificate of incorporation to extend the Combination Period until August 17, 2023. On August 2, 2023, the stockholders approved a second amendment to our certificate of incorporation to extend the Combination Period for six monthly periods or until no later than February 17, 2024. On February 15, 2024, the stockholders approved a third amendment to the Company’s certificate of incorporation to extend the Combination Period for up to six additional monthly periods or until no later than August 17, 2024.

On August 8, 2023, the Company deposited $70,900 into the Trust Account thereby extending the Combination Period until September 17, 2023, and on each of September 12, 2023, October 11, 2023, November 9, 2023, December 15, 2023 and January 16, 2024, the Company deposited $70,900 into the Trust Account, thereby extending the Combination Period for five additional months or until February17, 2024.

However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company but net of taxes payable (and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination, (ii) not to redeem any shares in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination, (iii) that the founders’ shares will not participate in any liquidating distributions from the Company’s Trust Account upon winding up if a Business Combination is not consummated.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per share by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. The agreement to be entered into by the Sponsor specifically provides for two exceptions to the indemnity it has given: it will have no liability (1) as to any claimed amounts owed to a target business or vendor or other entity, which has executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account, or (2) as to any claims for indemnification by the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

On December 17, 2021, the Company entered into a business combination agreement as amended on November 10, 2022, June 16, 2023, and August 4, 2023 with Rezolve Limited, a private limited company incorporated under the laws of England and Wales (“Rezolve”), Rezolve Group Limited, a Cayman Islands exempted company (“Cayman NewCo”), and Rezolve Merger Sub, Inc., (“Rezolve Merger Sub”) (such business combination agreement, the “Business Combination Agreement,” and such business combination, the “Business Combination”).

On November 10, 2022, the Company and Rezolve entered into a First Amendment to the Business Combination Agreement (the “Amendment,” and together with the Original Business Combination Agreement, the “Business Combination Agreement” and the business combination contemplated thereby, the “Business Combination”), to among other things, extend the date on which either party to the Business Combination Agreement had the right to terminate the Business Combination Agreement if the Business Combination had not been completed by such date to the later of (i) January 31, 2023 or (ii) fifteen days prior to the last date on which the Company may consummate a Business Combination, and change the structure of the Business Combination such that Cayman NewCo is no longer a party to the Business Combination Agreement or the Business Combination.

On February 2, 2023, the Company held its Annual Meeting. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s Charter to extend the date by which the Company must consummate a Business Combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s IPO, from February 17, 2023 for up to six additional months at the election of the Company, ultimately until as late as August 17, 2023 (the “Extension”). In connection with the Extension, the holders of 11,491,148 shares of Common Stock elected to redeem their shares at a per share redemption price of approximately $10.19. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders.

On June 16, 2023, the Company, Rezolve, Rezolve AI Limited, a private limited liability company incorporated under the laws of England and Wales (“Rezolve AI”) and Rezolve Merger Sub amended and restated the Business Combination Agreement (the “Amended and Restated Business Combination Agreement”) by way of a Deed of Release, Amendment and Restatement to, among other things, amend (a) the enterprise value of Rezolve by which the aggregate stock consideration is calculated to $1.60 billion, and (b) provide for (i) a pre-Closing demerger (the “Pre-Closing Demerger”) of Rezolve pursuant to UK legislation under which (x) part of Rezolve’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch and certain other excluded assets) are to be transferred to Rezolve AI in exchange for the issue by Rezolve AI of shares of the same classes of capital stock as in Rezolve for distribution among the original shareholders of Rezolve in proportion to their holdings of shares of each class of capital stock in Rezolve as at immediately prior to the Pre-Closing Demerger, (y) Rezolve AI will be assigned, assume and/or reissue the secured convertible notes currently issued by Rezolve pursuant to the Loan Agreements (as defined in the Amended and Restated Business Combination Agreement) and (z) Rezolve will then be wound up, and (ii) the merger of the Company with and into Rezolve Merger Sub, with the Company continuing as the surviving entity (the “Merger”) such that after completion of the Pre-Closing Demerger and Merger, the Company will become a wholly owned subsidiary of Rezolve AI.

Concurrently with the execution and delivery of the Amended and Restated Business Combination Agreement, the Company and the Key Company Shareholders (as defined in the Amended and Restated Business Combination Agreement) have entered into the Transaction Support Agreement, pursuant to which, among other things, the Key Company Shareholders have agreed to (a) vote in favor of the Company Reorganization (b) vote in favor of the Amended and Restated Business Combination Agreement and the agreements contemplated thereby and the transactions contemplated thereby, (c) enter into the Investor Rights Agreement (as defined in the Amended and Restated Business Combination Agreement) at Closing and (d) the termination of certain agreements effective as of Closing.

On August 2, 2023, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which Armada has to consummate a Business Combination from August 17, 2023 (the “Original Termination Date”) to September 17, 2023 (the “Charter Extension Date”) and to allow Armada, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of Armada’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 17, 2024, or a total of up to six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). The stockholders of Armada approved the Second Extension Amendment Proposal at the special meeting and on August 3, 2023, Armada filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 1,145,503 public shares of Common Stock of Armada exercised their right to redeem their shares for cash at a redemption price of approximately $10.56 per share, for an aggregate redemption amount of approximately $12,095,215.

In connection with the approval of the Second Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $425,402 (the “Extension Note”) to the Sponsor. The Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that Armada does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $70,900 to be deposited into the Trust Account within five business days following approval of the Charter Amendment by the Company’s stockholders, and up to $354,502 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023, and on September 12, 2023, October 11, 2023, November 9, 2023, December 19, 2023 and January 16, 2024 the Company borrowed $70,900 under the Extension Note on each such date and deposited the funds into the Trust Account thereby extending the Combination Period for five additional months or until February 17, 2024. Payments made on December 19, 2023 and January 16, 2024 were funded under the terms of the Subscription Agreement with Polar (see Note 4 below).

On August 4, 2023, the Company, Rezolve, Rezolve AI, and Rezolve Merger Sub amended the Business Combination Agreement to remove the requirement that after giving effect to the transactions contemplated by the Business Combination Agreement, Rezolve shall have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) immediately after the closing of the Business Combination.

On February 15, 2024, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from February 17, 2024 (the “Termination Date”) to March 17, 2024 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 17, 2024, or a total of up to six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Third Extension Amendment Proposal”). The stockholders of the Company approved the Third Extension Amendment Proposal at the special meeting and on February 15, 2024 the Company filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 945,662 shares of Common Stock of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.98 per share, for an aggregate redemption amount of $10,384,496.

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions.

Liquidity and Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

As of December 31, 2023, the Company had approximately $54,000 of cash in its bank operating account and a working capital deficiency of approximately $9.1 million (excluding income tax payable and franchise tax payable).

Following the completion of our IPO, the Sponsor has from time to time provided loans to the Company in order to assist the Company to fund its working capital needs and to provide funds to pay for the extensions of the Combination Period, all as more fully described in Note 3.

The aggregate balance outstanding under all promissory notes, including the Extension Note, was $2,776,600 and $2,564,439 as of December 31, 2023, and September 30, 2023, respectively. The balance of subscription agreement liability (net of debt discount) was $6,752 as of December 31, 2023, and $0 as of September 30, 2023.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through August 17, 2024, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry, the geopolitical conditions resulting from the recent invasion of Ukraine by Russia and subsequent sanctions against Russia, Belarus and related individuals and entities, as well as the war between Israel and Hamas, and the possibility of these conflicts spreading in the surrounding region, the status of debt and equity markets, and protectionist legislation in our target markets. Management has concluded that while it is reasonably possible that any of the foregoing could have a negative effect on the Company’s financial position, results of its operations and/or that of Rezolve’s or any other target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or otherwise issued not in connection with the Business Combination but issued within the same taxable year of the Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company has agreed that any such excise taxes shall not be paid from the interest earned on the funds held in the Trust Account.

As discussed above, during February 2023, holders of 11,491,148 shares of Common Stock elected to redeem their shares in connection with the Extension. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders. During August 2023, holders of 1,145,503 shares of Common Stock elected to redeem their shares in connection with the Second Amendment Extension Proposal. As a result, $12,095,215 was removed from the Company’s Trust Account to pay such holders. During February 2024, holders of 945,662 shares of Common Stock elected to redeem their shares in connection with the Third Amendment Extension Proposal at a redemption price of approximately $10.98 per share, for an aggregate redemption amount of $10,384,496.

Management has evaluated the requirements of the IR Act and the Company’s operations, and has determined that $1,291,751 is required to be recorded as a liability on the Company’s balance sheet as of December 31, 2023. This liability will be reevaluated and remeasured at the end of each quarterly period.

Note–1 - Organization, Business Operations and Going Concern

Armada Acquisition Corp. I (the “Company” or “Armada”) is a blank check company incorporated as a Delaware corporation on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). On December 17, 2021, the Company entered into a business combination agreement with a target business which was amended and restated on June 16, 2023, and further amended on August 4, 2023. The Company concentrated its efforts in identifying businesses in the financial services industry with particular emphasis on businesses that are providing or changing technology for traditional financial services.

As of March 31, 2024, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through March 31, 2024, relates to the Company’s formation and the initial public offering (the “IPO”) described below, and since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company has generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Armada Sponsor LLC (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on August 12, 2021 (the “Effective Date”). On August 17, 2021, the Company commenced the IPO of 15,000,000 units at $10.00 per unit (the “Units”).

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 459,500 shares of common stock (“Private Shares”) at a price of $10.00 per share for an aggregate purchase price of $4,595,000.

Transaction costs amounted to $3,537,515, consisting of $1,500,000 of underwriting commissions, and $2,037,515 of other offering costs.

Following the closing of the IPO, a total of $150,000,000 ($10.00 per Unit) was held in the Trust Account (“Trust Account”). The funds held in the Trust Account are required to be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on August 10, 2023 we instructed the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of a Business Combination or our liquidation. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay tax obligations and up to $100,000 to pay dissolution expenses, the proceeds from the IPO and the sale of the Private Shares will not be released from the Trust Account except as follows: (i) the redemption of public shares held by stockholders requesting redemption in connection with the approval by the stockholders of an amendment to the Company’s charter to further extend the required time during which the Company must complete a Business Combination; (ii) the redemption of public shares held by stockholders requesting redemption in connection with the approval by the stockholders of a proposed Business Combination; (iii) upon the completion of a Business Combination; or (iv) the redemption of all remaining public shares if the Company has not completed a Business Combination during the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

In connection with any proposed Business Combination, the Company will either (1) seek stockholders approval of the initial Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide its stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and less up to $100,000 of interest to pay dissolution expenses), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholders approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination (unless the proposal amending the Company charter to remove the net tangible assets requirement in connection with the Business Combination is approved and implemented at the special meeting approving the Business Combination) and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company had until February 17, 2023 (or 18 months following the IPO) to consummate a Business Combination (the “Combination Period”). On February 2, 2023, the stockholders approved an amendment to our certificate of incorporation to extend the Combination Period until August 17, 2023. On August 2, 2023, the stockholders approved a second amendment to our certificate of incorporation to extend the Combination Period for six monthly periods or until no later than February 17, 2024. On February 15, 2024, the stockholders approved a third amendment to the Company’s certificate of incorporation to extend the Combination Period for up to six additional monthly periods or until no later than August 17, 2024.

On August 8, 2023, the Company deposited $70,900 into the Trust Account thereby extending the Combination Period until September 17, 2023, and on each of September 12, 2023, October 11, 2023, November 9, 2023, December 15, 2023 and January 16, 2024, the Company deposited $70,900 into the Trust Account, thereby extending the Combination Period for five additional months or until February 17, 2024. On February 13, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period until March 17, 2024, and on each of March 13, 2024 and April 16, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period for an additional two months or until May 17, 2024.

However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company but net of taxes payable (and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination, (ii) not to redeem any shares in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination, (iii) that the founders’ shares will not participate in any liquidating distributions from the Company’s Trust Account upon winding up if a Business Combination is not consummated.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per share by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. The agreement to be entered into by the Sponsor specifically provides for two exceptions to the indemnity it has given: it will have no liability (1) as to any claimed amounts owed to a target business or vendor or other entity, which has executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account, or (2) as to any claims for indemnification by the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

On December 17, 2021, the Company entered into a business combination agreement as amended on November 10, 2022, June 16, 2023, and August 4, 2023 with Rezolve Limited, a private limited company incorporated under the laws of England and Wales (“Rezolve”), Rezolve Group Limited, a Cayman Islands exempted company (“Cayman NewCo”), and Rezolve Merger Sub, Inc., (“Rezolve Merger Sub”) (such business combination agreement, the “Business Combination Agreement,” and such business combination, the “Business Combination”).

On November 10, 2022, the Company and Rezolve entered into a First Amendment to the Business Combination Agreement (the “Amendment,” and together with the Original Business Combination Agreement, the “Business Combination Agreement” and the business combination contemplated thereby, the “Business Combination”), to among other things, extend the date on which either party to the Business Combination Agreement had the right to terminate the Business Combination Agreement if the Business Combination had not been completed by such date to the later of (i) January 31, 2023 or (ii) fifteen days prior to the last date on which the Company may consummate a Business Combination, and change the structure of the Business Combination such that Cayman NewCo is no longer a party to the Business Combination Agreement or the Business Combination.

On February 2, 2023, the Company held its Annual Meeting. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s Charter to extend the date by which the Company must consummate a Business Combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s IPO, from February 17, 2023 for up to six additional months at the election of the Company, ultimately until as late as August 17, 2023 (the “Extension”). In connection with the Extension, the holders of 11,491,148 shares of Common Stock elected to redeem their shares at a per share redemption price of approximately $10.19. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders.

On June 16, 2023, the Company, Rezolve, Rezolve AI Limited, a private limited liability company incorporated under the laws of England and Wales (“Rezolve AI”) and Rezolve Merger Sub amended and restated the Business Combination Agreement (the “Amended and Restated Business Combination Agreement”) by way of a Deed of Release, Amendment and Restatement to, among other things, amend (a) the enterprise value of Rezolve by which the aggregate stock consideration is calculated to $1.60 billion, and (b) provide for (i) a pre-Closing demerger (the“Pre-Closing Demerger”) of Rezolve pursuant to UK legislation under which (x) part of Rezolve’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch and certain other excluded assets) are to be transferred to Rezolve AI in exchange for the issue by Rezolve AI of shares of the same classes of capital stock as in Rezolve for distribution among the original shareholders of Rezolve in proportion to their holdings of shares of each class of capital stock in Rezolve as at immediately prior to the Pre-Closing Demerger, (y) Rezolve AI will be assigned, assume and/or reissue the secured convertible notes currently issued by Rezolve pursuant to the Loan Agreements (as defined in the Amended and Restated Business Combination Agreement) and (z) Rezolve will then be wound up, and (ii) the merger of the Company with and into Rezolve Merger Sub, with the Company continuing as the surviving entity (the “Merger”) such that after completion of the Pre-Closing Demerger and Merger, the Company will become a wholly owned subsidiary of Rezolve AI.

Concurrently with the execution and delivery of the Amended and Restated Business Combination Agreement, the Company and the Key Company Shareholders (as defined in the Amended and Restated Business Combination Agreement) have entered into the Transaction Support Agreement, pursuant to which, among other things, the Key Company Shareholders have agreed to (a) vote in favor of the Company Reorganization (b) vote in favor of the Amended and Restated Business Combination Agreement and the agreements contemplated thereby and the transactions contemplated thereby, (c) enter into the Investor Rights Agreement (as defined in the Amended and Restated Business Combination Agreement) at Closing and (d) the termination of certain agreements effective as of Closing.

On August 2, 2023, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which Armada has to consummate a Business Combination from August 17, 2023 (the “Original Termination Date”) to September 17, 2023 (the “Charter Extension Date”) and to allow Armada, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of Armada’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 17, 2024, or a total of up to six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). The stockholders of Armada approved the Second Extension Amendment Proposal at the special meeting and on August 3, 2023, Armada filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 1,145,503 public shares of Common Stock of Armada exercised their right to redeem their shares for cash at a redemption price of approximately $10.56 per share, for an aggregate redemption amount of approximately $12,095,215.

In connection with the approval of the Second Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $425,402 (the “Extension Note”) to the Sponsor. The Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that Armada does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $70,900 to be deposited into the Trust Account within five business days following approval of the Charter Amendment by the Company’s stockholders, and up to $354,502 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023, and on September 12, 2023, October 11, 2023, November 9, 2023, December 19, 2023 and January 16, 2024 the Company borrowed $70,900 under the Extension Note on each such date and deposited the funds into the Trust Account thereby extending the Combination Period for five additional months or until February 17, 2024. Payments made on December 19, 2023 and January 16, 2024 were funded under the terms of the Subscription Agreement with Polar (see Note 4 below).

On August 4, 2023, the Company, Rezolve, Rezolve AI, and Rezolve Merger Sub amended the Business Combination Agreement to remove the requirement that after giving effect to the transactions contemplated by the Business Combination Agreement, Rezolve shall have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) immediately after the closing of the Business Combination.

On February 15, 2024, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from February 17, 2024 (the “Termination Date”) to March 17, 2024 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 17, 2024, or a total of up to six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Third Extension Amendment Proposal”). The stockholders of the Company approved the Third Extension Amendment Proposal at the special meeting and on February 15, 2024 the Company filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 945,662 shares of Common Stock of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.98 per share, for an aggregate redemption amount of $10,384,496.

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On February 13, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period until March 17, 2024, and on each of March 13, 2024 and April 16, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period for an additional two months or until May 17, 2024. The payments made on February 13, 2024 and March 13, 2024 were funded under the terms of the Subscription Agreement with Polar (see Note 4 below).

Liquidity and Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

As of March 31, 2024, the Company had $107,722 of cash in its bank operating account and a working capital deficiency of approximately $9.7 million.

Following the completion of our IPO, the Sponsor has from time to time provided loans to the Company in order to assist the Company to fund its working capital needs and to provide funds to pay for the extensions of the Combination Period, all as more fully described in Note 3.

The aggregate balance outstanding under all promissory notes, including the Extension Note and the Second Extension Note, was $2,776,600 and $2,564,439 as of March 31, 2024, and September 30, 2023, respectively. The balance of subscription agreement liability (net of debt discount) was $129,738 as of March 31, 2024, and $0 as of September 30, 2023.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through August 17, 2024, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry, the geopolitical conditions resulting from the recent invasion of Ukraine by Russia and subsequent sanctions against Russia, Belarus and related individuals and entities, as well as the war between Israel and Hamas, and the possibility of these conflicts spreading in the surrounding region, the status of debt and equity markets, and protectionist legislation in our target markets. Management has concluded that while it is reasonably possible that any of the foregoing could have a negative effect on the Company’s financial position, results of its operations and/or that of Rezolve’s or any other target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or otherwise issued not in connection with the Business Combination but issued within the same taxable year of the Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company has agreed that any such excise taxes shall not be paid from the interest earned on the funds held in the Trust Account.

As discussed above, during February 2023, holders of 11,491,148 shares of Common Stock elected to redeem their shares in connection with the Extension. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders. During August 2023, holders of 1,145,503 shares of Common Stock elected to redeem their shares in connection with the Second Amendment Extension Proposal. As a result, $12,095,215 was removed from the Company’s Trust Account to pay such holders. During February 2024, holders of 945,662 shares of Common Stock elected to redeem their shares in connection with the Third Amendment Extension Proposal. As a result, $10,384,496 was removed from the Company’s Trust Account to pay such holders.

Management has evaluated the requirements of the IR Act and the Company’s operations, and has determined that $1,395,596 related to the redemptions as described above is required to be recorded as a liability on the Company’s balance sheet as of March 31, 2024. This liability will be reevaluated and remeasured at the end of each quarterly period.

Note–1 - Organization, Business Operations and Going Concern

Armada Acquisition Corp. I (the “Company” or “Armada”) is a blank check company incorporated as a Delaware corporation on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). On December 17, 2021, the Company entered into a business combination agreement with a target business which was amended and restated on June 16, 2023, and further amended on August 4, 2023. The Company concentrated its efforts in identifying businesses in the financial services industry with particular emphasis on businesses that are providing or changing technology for traditional financial services.

As of June 30, 2024, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through June 30, 2024, relates to the Company’s formation and the initial public offering (the “IPO”) described below, and since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company has generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Armada Sponsor LLC (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on August 12, 2021 (the “Effective Date”). On August 17, 2021, the Company commenced the IPO of 15,000,000 units at $10.00 per unit (the “Units”).

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 459,500 shares of common stock (“Private Shares”) at a price of $10.00 per share for an aggregate purchase price of $4,595,000.

Transaction costs amounted to $3,537,515, consisting of $1,500,000 of underwriting commissions, and $2,037,515 of other offering costs.

Following the closing of the IPO, a total of $150,000,000 ($10.00 per Unit) was held in the Trust Account (“Trust Account”). The funds held in the Trust Account are required to be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on August 10, 2023 we instructed the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of a Business Combination or our liquidation. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay tax obligations and up to $100,000 to pay dissolution expenses, the proceeds from the IPO and the sale of the Private Shares will not be released from the Trust Account except as follows: (i) the redemption of public shares held by stockholders requesting redemption in connection with the approval by the stockholders of an amendment to the Company’s charter to further extend the required time during which the Company must complete a Business Combination; (ii) the redemption of public shares held by stockholders requesting redemption in connection with the approval by the stockholders of a proposed Business Combination; (iii) upon the completion of a Business Combination; or (iv) the redemption of all remaining public shares if the Company has not completed a Business Combination during the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

In connection with any proposed Business Combination, the Company will either (1) seek stockholders approval of the initial Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide its stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and less up to $100,000 of interest to pay dissolution expenses), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholders approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination (unless the proposal amending the Company charter to remove the net tangible assets requirement in connection with the Business Combination is approved and implemented at the special meeting approving the Business Combination) and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company had until February 17, 2023 (or 18 months following the IPO) to consummate a Business Combination (the “Combination Period”). On February 2, 2023, the stockholders approved an amendment to our certificate of incorporation to extend the Combination Period until August 17, 2023. On August 2, 2023, the stockholders approved a second amendment to our certificate of incorporation to extend the Combination Period for six monthly periods or until no later than February 17, 2024. On February 15, 2024, the stockholders approved a third amendment to the Company’s certificate of incorporation to extend the Combination Period for up to six additional monthly periods or until no later than August 17, 2024.

On August 8, 2023, the Company deposited $70,900 into the Trust Account thereby extending the Combination Period until September 17, 2023, and on each of September 12, 2023, October 11, 2023, November 9, 2023, December 15, 2023 and January 16, 2024, the Company deposited $70,900 into the Trust Account, thereby extending the Combination Period for five additional months or until February 17, 2024. On February 13, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period until March 17, 2024, and on each of March 13, 2024 and April 16, 2024, May 17, 2024, June 17, 2024 and July 16, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period until August 17, 2024.

However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company but net of taxes payable (and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination, (ii) not to redeem any shares in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination, (iii) that the founders’ shares will not participate in any liquidating distributions from the Company’s Trust Account upon winding up if a Business Combination is not consummated.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per share by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. The agreement to be entered into by the Sponsor specifically provides for two exceptions to the indemnity it has given: it will have no liability (1) as to any claimed amounts owed to a target business or vendor or other entity, which has executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account, or (2) as to any claims for indemnification by the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

On December 17, 2021, the Company entered into a business combination agreement as amended on November 10, 2022, June 16, 2023, and August 4, 2023 with Rezolve Limited, a private limited company incorporated under the laws of England and Wales (“Rezolve”), Rezolve Group Limited, a Cayman Islands exempted company (“Cayman NewCo”), and Rezolve Merger Sub, Inc., (“Rezolve Merger Sub”) (such business combination agreement, the “Business Combination Agreement,” and such business combination, the “Business Combination”).

On November 10, 2022, the Company and Rezolve entered into a First Amendment to the Business Combination Agreement (the “Amendment,” and together with the Original Business Combination Agreement, the “Business Combination Agreement” and the business combination contemplated thereby, the “Business Combination”), to among other things, extend the date on which either party to the Business Combination Agreement had the right to terminate the Business Combination Agreement if the Business Combination had not been completed by such date to the later of (i) January 31, 2023 or (ii) fifteen days prior to the last date on which the Company may consummate a Business Combination, and change the structure of the Business Combination such that Cayman NewCo is no longer a party to the Business Combination Agreement or the Business Combination.

On February 2, 2023, the Company held its Annual Meeting. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s Charter to extend the date by which the Company must consummate a Business Combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s IPO, from February 17, 2023 for up to six additional months at the election of the Company, ultimately until as late as August 17, 2023 (the “Extension”). In connection with the Extension, the holders of 11,491,148 shares of Common Stock elected to redeem their shares at a per share redemption price of approximately $10.19. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders.

On June 16, 2023, the Company, Rezolve, Rezolve AI Limited, a private limited liability company incorporated under the laws of England and Wales (“Rezolve AI”) and Rezolve Merger Sub amended and restated the Business Combination Agreement (the “Amended and Restated Business Combination Agreement”) by way of a Deed of Release, Amendment and Restatement to, among other things, amend (a) the enterprise value of Rezolve by which the aggregate stock consideration is calculated to $1.60 billion, and (b) provide for (i) a pre-Closing demerger (the“Pre-Closing Demerger”) of Rezolve pursuant to UK legislation under which (x) part of Rezolve’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch and certain other excluded assets) are to be transferred to Rezolve AI in exchange for the issue by Rezolve AI of shares of the same classes of capital stock as in Rezolve for distribution among the original shareholders of Rezolve in proportion to their holdings of shares of each class of capital stock in Rezolve as at immediately prior to the Pre-Closing Demerger, (y) Rezolve AI will be assigned, assume and/or reissue the secured convertible notes currently issued by Rezolve pursuant to the Loan Agreements (as defined in the Amended and Restated Business Combination Agreement) and (z) Rezolve will then be wound up, and (ii) the merger of the Company with and into Rezolve Merger Sub, with the Company continuing as the surviving entity (the “Merger”) such that after completion of the Pre-Closing Demerger and Merger, the Company will become a wholly owned subsidiary of Rezolve AI.

Concurrently with the execution and delivery of the Amended and Restated Business Combination Agreement, the Company and the Key Company Shareholders (as defined in the Amended and Restated Business Combination Agreement) have entered into the Transaction Support Agreement, pursuant to which, among other things, the Key Company Shareholders have agreed to (a) vote in favor of the Company Reorganization (b) vote in favor of the Amended and Restated Business Combination Agreement and the agreements contemplated thereby and the transactions contemplated thereby, (c) enter into the Investor Rights Agreement (as defined in the Amended and Restated Business Combination Agreement) at Closing and (d) the termination of certain agreements effective as of Closing.

On August 2, 2023, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which Armada has to consummate a Business Combination from August 17, 2023 (the “Original Termination Date”) to September 17, 2023 (the “Charter Extension Date”) and to allow Armada, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of Armada’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 17, 2024, or a total of up to nine months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). The stockholders of Armada approved the Second Extension Amendment Proposal at the special meeting and on August 3, 2023, Armada filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 1,145,503 public shares of Common Stock of Armada exercised their right to redeem their shares for cash at a redemption price of approximately $10.56 per share, for an aggregate redemption amount of approximately $12,095,215.

In connection with the approval of the Second Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $425,402 (the “Extension Note”) to the Sponsor. The Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that Armada does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $70,900 to be deposited into the Trust Account within five business days following approval of the Charter Amendment by the Company’s stockholders, and up to $354,502 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023, and on September 12, 2023, October 11, 2023, November 9, 2023, December 19, 2023 and January 16, 2024 the Company borrowed $70,900 under the Extension Note on each such date and deposited the funds into the Trust Account thereby extending the Combination Period for five additional months or until February 17, 2024. Payments made on December 19, 2023 and January 16, 2024 were funded under the terms of the Subscription Agreement with Polar (see Note 4 below).

On August 4, 2023, the Company, Rezolve, Rezolve AI, and Rezolve Merger Sub amended the Business Combination Agreement to remove the requirement that after giving effect to the transactions contemplated by the Business Combination Agreement, Rezolve shall have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) immediately after the closing of the Business Combination.

On February 15, 2024, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from February 17, 2024 (the “Termination Date”) to March 17, 2024 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 17, 2024, or a total of up to nine months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Third Extension Amendment Proposal”). The stockholders of the Company approved the Third Extension Amendment Proposal at the special meeting and on February 15, 2024 the Company filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 945,662 shares of Common Stock of the Company exercised their right to redeem their shares for cash at a redemption price of approximately $10.98 per share, for an aggregate redemption amount of $10,384,496.

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On February 13, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period until March 17, 2024, and on each of March 13, 2024 and April 16, 2024, the Company deposited $49,619 into the Trust Account thereby extending the Combination Period for an additional two months or until May 17, 2024. The payments made on February 13, 2024 and March 13, 2024 were funded under the terms of the Subscription Agreement with Polar (see Note 4 below).

Liquidity and Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

As of June 30, 2024, the Company had $13,242 of cash in its bank operating account and a working capital deficiency of approximately $10.9 million.

Following the completion of our IPO, the Sponsor has from time to time provided loans to the Company in order to assist the Company to fund its working capital needs and to provide funds to pay for the extensions of the Combination Period, all as more fully described in Note 3.

The aggregate balance outstanding under all promissory notes, including the Extension Note and the Second Extension Note, was $3,056,726 and $2,564,439 as of June 30, 2024, and September 30, 2023, respectively. The balance of subscription agreement liability (net of debt discount) was $354,503 as of June 30, 2024, and $0 as of September 30, 2023.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update(“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through August 17, 2024, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The Company completed its Business Combination on August 15, 2024.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry, the geopolitical conditions resulting from the recent invasion of Ukraine by Russia and subsequent sanctions against Russia, Belarus and related individuals and entities, as well as the war between Israel and Hamas, and the possibility of these conflicts spreading in the surrounding region, the status of debt and equity markets, and protectionist legislation in our target markets. Management has concluded that while it is reasonably possible that any of the foregoing could have a negative effect on the Company’s financial position, results of its operations and/or that of Rezolve’s or any other target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or otherwise issued not in connection with the Business Combination but issued within the same taxable year of the Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company has agreed that any such excise taxes shall not be paid from the interest earned on the funds held in the Trust Account.

As discussed above, during February 2023, holders of 11,491,148 shares of Common Stock elected to redeem their shares in connection with the Extension. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders. During August 2023, holders of 1,145,503 shares of Common Stock elected to redeem their shares in connection with the Second Amendment Extension Proposal. As a result, $12,095,215 was removed from the Company’s Trust Account to pay such holders. During February 2024, holders of 945,662 shares of Common Stock elected to redeem their shares in connection with the Third Amendment Extension Proposal. As a result, $10,384,496 was removed from the Company’s Trust Account to pay such holders.

Management has evaluated the requirements of the IR Act and the Company’s operations, and has determined that $1,395,596 related to the redemptions as described above is required to be recorded as a liability on the Company’s balance sheet as of June 30, 2024. This liability will be reevaluated and remeasured at the end of each quarterly period.

During the third quarter, the IRS issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024.

The Company is currently evaluating its options with respect to payment of this obligation. If the Company is unable to pay its obligation in full, it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

Note–1 - Organization, Business Operations and Going Concern

Armada Acquisition Corp. I (the “Company”) is a blank check company incorporated as a Delaware corporation on November 5, 2020. The Company was incorporated for the purpose of effecting a merger, stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). As more fully described in this Note 1, on December 17, 2021 the Company entered into a business combination agreement with a target business which was amended and restated on June 16, 2023. The Company concentrated its efforts in identifying businesses in the financial services industry with particular emphasis on businesses that are providing or changing technology for traditional financial services.

As of September 30, 2023, the Company had not commenced any operations. All activity for the period from November 5, 2020 (inception) through September 30, 2023, relates to the Company’s formation and the initial public offering (the “IPO”) described below, and since the closing of the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Armada Sponsor LLC (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on August 12, 2021 (the “Effective Date”). On August 17, 2021, the Company commenced the IPO of 15,000,000 units at $10.00 per unit (the “Units”).

Simultaneously with the consummation of the IPO, the Company consummated the private placement of 459,500 shares of common stock (“Private Shares”) at a price of $10.00 per share for an aggregate purchase price of $4,595,000.

Transaction costs amounted to $3,537,515, consisting of $1,500,000 of underwriting commissions, and $2,037,515 of other offering costs.

Following the closing of the IPO, a total of $150,000,000 ($10.00 per Unit) was held in the Trust Account (“Trust Account”). The funds held in the Trust Account are required to be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on August 10, 2023 we instructed the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of a Business Combination or our liquidation. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay tax obligations and up to $100,000 to pay dissolution expenses, the proceeds from the IPO and the sale of the Private Shares will not be released from the Trust Account until the earlier of the completion of a Business Combination or the Company’s redemption of 100% of the outstanding public shares if it has not completed a Business Combination in the required time period. The proceeds held in the Trust Account may be used as consideration to pay the sellers of a target business with which the Company completes a Business Combination. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business. The Trust Account has released $130,246,958 and $182,069 as of September 30, 2023 and 2022, respectively, to the Company to pay its income and franchise tax obligations and in connection with redemptions.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of Private Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

In connection with any proposed Business Combination, the Company will either (1) seek stockholders approval of the initial Business Combination at a meeting called for such purpose at which stockholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination or do not vote at all, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), or (2) provide its stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable and less up to $100,000 of interest to pay dissolution expenses), in each case subject to the limitations described herein. The decision as to whether the Company will seek stockholders approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company, solely in its discretion.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination (unless the proposal amending the Company charter to remove the net tangible assets requirement in connection with the Business Combination is approved and implemented at the special meeting approving the Business Combination) and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company had until February 17, 2023 (or 18 months following the IPO) to consummate a Business Combination (the “Combination Period”). As further described in Note 1, on February 2, 2023, the stockholders approved an amendment to our certificate of incorporation to extend the Combination Period until August 17, 2023, and on August 2, 2023, the stockholders approved a further amendment to our certificate of incorporation to extend the Combination Period for six monthly periods or until no later than February 17, 2024. On August 8, 2023, the Company deposited $70,900 into the Trust Account thereby extending the Combination Period until September 17, 2023, and on each of September 8, 2023, October 11, 2023 and November 9, 2023, the Company deposited $70,900 into the Trust Account thereby extending the Combination Period for three additional months or until December 17, 2023. However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company but net of taxes payable (and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination, (ii) not to redeem any shares in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination, (iii) that the founders’ shares will not participate in any liquidating distributions from the Company’s Trust Account upon winding up if a Business Combination is not consummated.

The Sponsor has agreed that it will be liable to ensure that the proceeds in the Trust Account are not reduced below $10.00 per share by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. The agreement to be entered into by the Sponsor specifically provides for two exceptions to the indemnity it has given: it will have no liability (1) as to any claimed amounts owed to a target business or vendor or other entity, which has executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account, or (2) as to any claims for indemnification by the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company believes it is unlikely that the Sponsor will be able to satisfy its indemnification obligations if it is required to do so.

On December 17, 2021, the Company entered into a business combination agreement as amended on November 10, 2022, June 16, 2023, and August 4, 2023 with Rezolve Limited, a private limited company incorporated under the laws of England and Wales (“Rezolve”), Rezolve Group Limited, a Cayman Islands exempted company (“Cayman NewCo”), and Rezolve Merger Sub, Inc., (“Rezolve Merger Sub”) (such business combination agreement, the “Business Combination Agreement,” and such business combination, the “Business Combination”).

On November 10, 2022, the Company and Rezolve entered into a First Amendment to the Business Combination Agreement (the “Amendment,” and together with the Original Business Combination Agreement, the “Business Combination Agreement” and the business combination contemplated thereby, the “Business Combination”), to among other things, extend the date on which either party to the Business Combination Agreement had the right to terminate the Business Combination Agreement if the Business Combination had not been completed by such date to the later of (i) January 31, 2023 or (ii) fifteen days prior to the last date on which the Company may consummate a Business Combination, and change the structure of the Business Combination such that Cayman NewCo is no longer a party to the Business Combination Agreement or the Business Combination.

On February 2, 2023, the Company held its Annual Meeting. At the Annual Meeting, the Company’s stockholders approved an amendment to the Company’s Charter to extend the date by which the Company must consummate a Business Combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s IPO, from February 17, 2023 for up to six additional months at the election of the Company, ultimately until as late as August 17, 2023 (the “Extension”). In connection with the Extension, the holders of 11,491,148 shares of Common Stock elected to redeem their shares at a per share redemption price of approximately $10.19. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders.

On June 16, 2023, the Company, Rezolve, Rezolve AI Limited, a private limited liability company incorporated under the laws of England and Wales (“Rezolve AI”) and Rezolve Merger Sub amended and restated the Business Combination Agreement (the “Amended and Restated Business Combination Agreement”) by way of a Deed of Release, Amendment and Restatement to, among other things, amend (a) the enterprise value of Rezolve by which the aggregate stock consideration is calculated to $1.60 billion, and (b) provide for (i) a pre-Closing demerger (the “Pre-Closing Demerger”) of Rezolve pursuant to UK legislation under which (x) part of Rezolve’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch and certain other excluded assets) are to be transferred to Rezolve AI in exchange for the issue by Rezolve AI of shares of the same classes of capital stock as in Rezolve for distribution among the original shareholders of Rezolve in proportion to their holdings of shares of each class of capital stock in Rezolve as at immediately prior to the Pre-Closing Demerger, (y) Rezolve AI will be assigned, assume and/or reissue the secured convertible notes currently issued by Rezolve pursuant to the Loan Agreements (as defined in the Amended and Restated Business Combination Agreement) and (z) Rezolve will then be wound up, and (ii) the merger of the Company with and into Rezolve Merger Sub, with the Company continuing as the surviving entity (the “Merger”) such that after completion of the Pre-Closing Demerger and Merger, the Company will become a wholly owned subsidiary of Rezolve AI.

Concurrently with the execution and delivery of the Amended and Restated Business Combination Agreement, the Company and the Key Company Shareholders (as defined in the Amended and Restated Business Combination Agreement) have entered into the Transaction Support Agreement, pursuant to which, among other things, the Key Company Shareholders have agreed to (a) vote in favor of the Company Reorganization (b) vote in favor of the Amended and Restated Business Combination Agreement and the agreements contemplated thereby and the transactions contemplated thereby, (c) enter into the Investor Rights Agreement (as defined in the Amended and Restated Business Combination Agreement) at Closing and (d) the termination of certain agreements effective as of Closing.

On August 2, 2023, the Company held a special meeting of its stockholders to approve an amendment to its Charter (the “Charter Amendment”) to extend the date (the “Termination Date”) by which Armada has to consummate a Business Combination from August 17, 2023 (the “Original Termination Date”) to September 17, 2023 (the “Charter Extension Date”) and to allow Armada, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to five times by an additional one month each time after the Charter Extension Date, by resolution of Armada’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 17, 2024, or a total of up to six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). The stockholders of Armada approved the Second Extension Amendment Proposal at the special meeting and on August 3, 2023, Armada filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 1,145,503 public shares of Common Stock of Armada exercised their right to redeem their shares for cash at a redemption price of approximately $10.56 per share, for an aggregate redemption amount of approximately $12,095,215.

In connection with the approval of the Second Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $425,402 (the “Extension Note”) to the Sponsor. The Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that Armada does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $70,900 to be deposited into the Trust Account within five business days following approval of the Charter Amendment by the Company’s stockholders, and up to $354,502 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023, and on September 8, 2023, October 11, 2023 and November

9, 2023 the Company borrowed $70,900 under the Extension Note on each such date and deposited the funds into the Trust Account thereby extending the Combination Period for three additional months or until December 17, 2023.

On August 4, 2023, the Company, Rezolve, Rezolve AI, and Rezolve Merger Sub amended the Business Combination Agreement to remove the requirement that after giving effect to the transactions contemplated by the Business Combination Agreement, Rezolve shall have at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) immediately after the closing of the Business Combination.

Liquidity and Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

As of September 30, 2023, the Company had approximately $60,000 of cash in its bank operating account and a working capital deficiency of approximately $8.5 million (excluding income tax payable and franchise tax payable).

Prior to the completion of the IPO, the Company’s liquidity needs have been satisfied through the $36,045 proceeds received from the sale of its founder shares to the Sponsor, the advances of $230,352 from the Sponsor to cover the Company’s offering costs in connection with the IPO, and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The balance of the advances from Sponsor was fully repaid on August 17, 2021.

Following the completion of our IPO, the Sponsor has from time to time provided loans to the Company in order to assist the Company to fund its working capital needs and to provide funds to pay for the extensions of the Combination Period, all as more fully described in Note 3.

The aggregate balance outstanding under all promissory notes, including the Extension Note, was $2,564,439 and $251,754 as of September 30, 2023 and 2022, respectively.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through February 17, 2024, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry, the geopolitical conditions resulting from the recent invasion of Ukraine by Russia and subsequent sanctions against Russia, Belarus and related individuals and entities, as well as the war between Israel and Hamas, and the possibility of these conflicts spreading in the surrounding region, the status of debt and equity markets, and protectionist legislation in our target markets. Management has concluded that while it is reasonably possible that any of the foregoing could have a negative effect on the Company’s financial position, results of its operations and/or that of Rezolve’s or any other target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or otherwise issued not in connection with the Business Combination but issued within the same taxable year of the Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company has agreed that any such excise taxes shall not be paid from the interest earned on the funds held in the Trust Account.

As discussed above, during February 2023, holders of 11,491,148 shares of Common Stock elected to redeem their shares in connection with the Extension. As a result, $117,079,879 was removed from the Company’s Trust Account to pay such holders. During August 2023, holders of 1,145,503 shares of Common Stock elected to redeem their shares in connection with the Second Amendment Extension Proposal. As a result, $12,095,215 was removed from the Company’s Trust Account to pay such holders. Management has evaluated the requirements of the IR Act and the Company’s operations, and has determined that $1,291,751 is required to be recorded as a liability on the Company’s balance sheet as of September 30, 2023. This liability will be reevaluated and remeasured at the end of each quarterly period.